Employee benefits (Details) - Parent Company Gratuity plan [member] - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of defined benefit plans [line items]
Current service cost	₨ 432	₨ 389	₨ 364
Interest on defined benefit liability	19	(7)	30
Past service cost		0	17
Gratuity cost recognized in income statement	₨ 451	₨ 382	₨ 411